Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Income tax payment	$ 5	$ 3,900	$ 15,200	$ 9,500	$ 18,400
Operating Loss Carryforwards			$ 700
Effective tax rate	7.80%	37.70%	9.50%	21.70%	24.20%
Unrecognized tax benefits period increase	$ 3,400
Unrecognized Tax Benefits, Interest on Income Taxes Expense			$ 16,800
Percentage of valuation allowance equal to income tax benefit			100.00%	100.00%
Operating Loss Carryforwards, Limitations on Use			20-year
Tax Year 2022 [Member]
Income Tax Disclosure [Line Items]
Unrecognized tax benefits period increase			$ 917
Maximum [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards Expiration Period			2026
Minimum [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards Expiration Period			2022
Foreign Tax Authority [Member]
Income Tax Disclosure [Line Items]
Valuation allowance increased			$ 2,000	$ 1,700	$ 1,400
Operating Loss Carryforwards, Valuation Allowance			$ 11,400	9,300
State and Local Jurisdiction [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards Expiration Period			2040
State and Local Jurisdiction [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards Expiration Period			2035
Internal Revenue Service (IRS) [Member]
Income Tax Disclosure [Line Items]
Income tax refund received	$ 50	$ 16	$ 16	$ 10,400	$ 500